Goodwill and Other Acquired Intangible Assets Goodwill and Other Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Title plant assets	$ 6,700	$ 6,700		$ 6,700
Business Acquisition [Line Items]
Goodwill acquired during the year (preliminary allocation)		462,046
Sabadell United
Business Acquisition [Line Items]
Goodwill acquired during the year (preliminary allocation)	30,200	462,000
Core deposit intangible assets | Sabadell United
Business Acquisition [Line Items]
Goodwill acquired during the year (preliminary allocation)	30,000
Intangible assets acquired	$ 66,600	$ 66,600	$ 96,607